SCHEDULE OF SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 7,380		$ 9,044
Additions - Property, plant and equipment	431		7,961
Mineral rights	20,138		20,273
Additions - Mineral rights			459
Total assets	38,136		41,560
Total liabilities	44,871		46,047
Revenue	8,496	$ 9,781
Cost of sales	(7,913)	(7,943)
Exploration and holding expenses	1,116	1,073
Other expenses	(992)	651
Finance expenses	915	725
Net loss	(1,700)	(2,922)
General and administrative expenses	1,311	2,342
Income tax recovery	(67)	(31)
Corporates [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	399		509
Additions - Property, plant and equipment			30
Mineral rights	20,011		20,080
Additions - Mineral rights			459
Total assets	25,231		26,251
Total liabilities	12,585		11,874
Exploration and holding expenses	(709)	(493)
Other expenses	(1,003)	(1,172)
Finance expenses	(832)	(680)
Net loss	(3,788)	(4,656)
General and administrative expenses	(1,311)	(2,342)
Income tax recovery	67	31
Mexico [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	6,981		8,535
Additions - Property, plant and equipment	431		7,931
Mineral rights	127		193
Additions - Mineral rights
Total assets	12,905		15,309
Total liabilities	32,286		$ 34,173
Revenue	8,496	9,781
Cost of sales	(7,913)	(7,943)
Exploration and holding expenses	(407)	(580)
Other expenses	1,995	521
Finance expenses	(83)	(45)
Net loss	$ 2,088	$ 1,734